Income Taxes (Reconiliation of Income tax provision) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income before provision for income taxes	$ 1,194	$ 555
Statutory income tax rate	0.29%	0.29%
Income taxes, at statutory income tax rates	$ 346	$ 161
Deferred income taxes on regulated income recorded as regulatory assets and regulatory liabilities	(70)	(62)
Foreign tax rate variance	(44)	(42)
Amortization of deferred income tax regulatory liabilities	(33)	(33)
GBPC impairment charge	21	0
Tax effect of equity earnings	(10)	(16)
Tax credits	(18)	(13)
Other	(7)	(1)
Income tax (recovery) expense	$ 185	$ (6)
Effective income tax rate	0.15%	(0.01%)
Regulatory Liabilities	$ 2,273	$ 2,055
Incremental tax benefits payable to customers [Member]
Regulatory Liabilities	$ 9